INCOME TAX - Components Of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components Of Income Tax Expenses
Current income tax expenses	¥ 108,488		¥ 427	¥ 59,527
Deferred income tax expenses	14,083	$ 1,984	9,324
Total	¥ 122,571	$ 17,264	¥ 9,751	¥ 59,527